LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM DEPOSITS [Abstract]
Schedule of Long Term Deposits
Long term deposits consist of the following:
	As of December 31,
	2011	2012

Concession fee deposits	$14,505	$21,633
Office rental deposits	537	674
	$15,042	$22,307